OTHER CURRENT ASSETS (Details Narrative) - Medmen Enterprises Inc. [Member] - USD ($)	12 Months Ended
	Jun. 27, 2020	Jun. 26, 2021
Net loss on changes in fair value of investments	$ 4,566,178
Toro Verde Inc [Member]
Fair Value of investment	0	$ 0
Old Pal [Member]
Fair Value of investment	1,970,000	1,970,000
The Hacienda Company L L C [Member]
Settlement of outstanding balances		750,000
Fair Value of investment	$ 750,000	$ 0